Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.22844%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,672,635.87

Principal:
Principal Collections	$20,275,263.85
Prepayments in Full	$10,470,223.15
Liquidation Proceeds	$423,407.70
Recoveries	$586.43
Sub Total	$31,169,481.13
Collections	$32,842,117.00

Purchase Amounts:
Purchase Amounts Related to Principal	$97,448.30
Purchase Amounts Related to Interest	$547.62
Sub Total	$97,995.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,940,112.92

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,940,112.92
Servicing Fee	$692,902.58	$692,902.58	$0.00	$0.00	$32,247,210.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,247,210.34
Interest - Class A-2a Notes	$122,443.67	$122,443.67	$0.00	$0.00	$32,124,766.67
Interest - Class A-2b Notes	$170,917.99	$170,917.99	$0.00	$0.00	$31,953,848.68
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$31,427,554.51
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$31,267,404.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,267,404.59
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$31,197,475.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,197,475.84
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$31,146,953.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,146,953.67
Regular Principal Payment	$28,580,187.14	$28,580,187.14	$0.00	$0.00	$2,566,766.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,566,766.53
Residual Released to Depositor	$0.00	$2,566,766.53	$0.00	$0.00	$0.00
Total		$32,940,112.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,580,187.14
Total					$28,580,187.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,290,093.57	$61.30	$122,443.67	$0.53	$14,412,537.24	$61.83
Class A-2b Notes	$14,290,093.57	$61.30	$170,917.99	$0.73	$14,461,011.56	$62.03
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$28,580,187.14	$21.97	$1,100,256.67	$0.85	$29,680,443.81	$22.82

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$98,612,350.00	0.4230474	$84,322,256.43	0.3617428
Class A-2b Notes	$98,612,350.01	0.4230474	$84,322,256.44	0.3617428
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$738,744,700.01	0.5677760	$710,164,512.87	0.5458102

Pool Information
Weighted Average APR	2.515%	2.507%
Weighted Average Remaining Term	43.25	42.41
Number of Receivables Outstanding	41,685	40,933
Pool Balance	$831,483,100.02	$799,736,593.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$770,187,574.10	$741,131,189.36
Pool Factor	0.5895502	0.5670409

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$58,605,403.91
Targeted Overcollateralization Amount	$89,572,080.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,572,080.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$480,163.75
(Recoveries)		49	$586.43
Net Loss for Current Collection Period			$479,577.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6921%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4799%
Second Prior Collection Period			0.3977%
Prior Collection Period			0.5276%
Current Collection Period			0.7056%
Four Month Average (Current and Prior Three Collection Periods)			0.5277%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1438	$5,643,654.22
(Cumulative Recoveries)			$746,224.96
Cumulative Net Loss for All Collection Periods			$4,897,429.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3472%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,924.66
Average Net Loss for Receivables that have experienced a Realized Loss			$3,405.72

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	419	$9,834,432.97
61-90 Days Delinquent	0.12%	49	$964,053.65
91-120 Days Delinquent	0.02%	7	$169,792.73
Over 120 Days Delinquent	0.05%	16	$405,311.65
Total Delinquent Receivables	1.42%	491	$11,373,591.00

Repossession Inventory:
Repossessed in the Current Collection Period		25	$564,351.96
Total Repossessed Inventory		49	$1,172,583.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1527%
Prior Collection Period			0.1463%
Current Collection Period			0.1759%
Three Month Average			0.1583%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1925%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer